SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Jan. 08, 2024	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Aug. 31, 2023
Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		3,657,143	3,657,143	5,375,000	5,375,000	5,375,000	11,250,000	11,250,000	11,250,000
Sale of Stock, Consideration Received on Transaction		$ 256,000	$ 256,000	$ 167,500	$ 167,500	$ 167,500	$ 225,000	$ 225,000	$ 225,000
Sale of Stock, Price Per Share		$ 0.07	$ 0.07				$ 0.02	$ 0.02	$ 0.02	$ 0.07		$ 0.03
Five Private Accredited Investors [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										3,657,143
Sale of Stock, Consideration Received on Transaction										$ 256,000
Restricted Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share				$ 0.02							$ 0.06
Subsequent Event [Member] | Battery Energy Storage System Development Projects [Member]
Subsequent Event [Line Items]
Description of development projects	an aggregate amount equal to $0.035 per Watt (“W”) for each BESS Development Project payable as follows: (i) $0.005 per W shall be paid in cash upon the Company’s listing of its Common Stock on the NASDAQ stock market and the closing of a financing transaction of a BESS Development Project (“Project Financing”); and (ii) $0.03 per W shall be paid in cash upon attainment of Ready to Build (“RTB”) status per each BESS Development Project with the closing of Project Financing related to such project to enable the Company to commence construction of said BESS Development Project (collectively (i) and (ii), the (“BESS Development Fees”).
Subsequent Event [Member] | Unique Solar Development Projects [Member]
Subsequent Event [Line Items]
Description of development projects	$0.01 per W in cash upon attainment of RTB status per each development project, paid within ten (10) days of Company being paid, to enable the Company to commence construction of said Development Project
Subsequent Event [Member] | Other Development Projects [Member]
Subsequent Event [Line Items]
Description of development projects	within ten (10) days of Company being paid, the higher of either (a) 50% of the gross margin or (b) $0.02 per W in cash upon attainment of RTB status or project acceptance per each development project
Subsequent Event [Member] | Solar Development Projects [Member]
Subsequent Event [Line Items]
Description of development projects	If the Solar Development Projects are developed by the Company, an aggregate amount equal to $0.035 per Watt (W) for each Solar Development Project payable as follows: (i) $0.005 per W shall be paid in cash upon the Company’s listing of its Common Stock on the NASDAQ stock market and the closing of a financing transaction of a BESS Development Project (“Project Financing”); and (ii) $0.03 per W shall be paid in cash upon attainment of Ready to Build (“RTB”) status per each Solar Development Project with the closing of Project Financing related to such project to enable the Company to commence construction of said Solar Development Project (collectively (i) and (ii), the (“Solar Development Fees”).
Subsequent Event [Member] | Bridgelink Development L L C [Member]
Subsequent Event [Line Items]
Business Combination, Contingent Consideration Arrangements, Description	Completion of the Business Combination is contingent upon the parties entering into a definitive agreement which will contain certain conditions to close, including a commitment for a capital investment or other financing transaction of not less than $50,000,000 (the “Capital Infusion”) prior to closing.
Subsequent Event [Member] | Bridgelink Development L L C [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
[custom:StockIssuedDuringPeriodSharesExchanged-0]	222,222,000